Related Party Balances and Transactions (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2019 USD ($)	May 27, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Jan. 02, 2021 shares	Jan. 02, 2020 shares
Related Party Balances and Transactions (Details) [Line Items]
Line of credit	$ 15,000,000
Line of credit maturity date	Aug. 12, 2022
Outstanding principal indebtedness rate	8.00%
Increase decrease in additional paid-in capital		$ 303,419
CGY Investments Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Management services income received			$ 13,333	$ 104,000
ACC Medical Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Management services income received			13,018	101,542
Aenco Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees			$ 69,231	$ 540,000	$ 89,744	$ 700,000
Expiry date			Dec. 31, 2020	Dec. 31, 2020
Aeneas Technology (Hong Kong) Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Expiry date			Oct. 30, 2021	Oct. 30, 2021
Research fees			$ 123,559	$ 963,760
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Services fees			$ 57,949	$ 452,000
Expiry date			Dec. 31, 2020	Dec. 31, 2020
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Details) [Line Items]
Description of rental fee			For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month.	For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month.
Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Shares issued (in Shares) | shares							117	115
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Details) [Line Items]
Consideration value		$ 1
Maximum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage							93.00%	94.00%
Minimum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Equity interest, percentage							92.00%	93.00%